Earnings per share - Narrative (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Diluted earnings per share (in dollars per share)	$ (0.24)	$ (0.80)	[1]
Basic earnings per share (in dollars per share)	$ (0.24)	$ (0.80)	[1]
Long term incentive plan 2015
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	236,590	236,590
Long term incentive plan 2019
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	105,626
Long term incentive plan 2020
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	76,166
Long term incentive plan 2021
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	64,462

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.